Parent company accounts - Statement of comprehesive income (Parenthetical) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) employee	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 6,356	£ 5,323	£ 5,973
Total comprehensive income for the year	£ 5,455	£ 6,379	£ 1,612
Number of employees (full time equivalent) | employee	93,000	92,400	87,400
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 4,082	£ 3,766	£ 2,163
Total comprehensive income for the year	£ 4,082	£ 3,766	£ 2,163
Number of employees (full time equivalent) | employee	58	61	61